Holdings - Volumetric Fund - C000032757	Jun. 30, 2025
SPDR S&P 500 ETF Trust
TOP EQUITY HOLDINGS	7.80%
Waste Connections Inc
TOP EQUITY HOLDINGS	3.10%
Meta Platforms Inc
TOP EQUITY HOLDINGS	2.60%
ServiceNow Inc
TOP EQUITY HOLDINGS	2.50%
Pilgrim's Pride Corp
TOP EQUITY HOLDINGS	2.10%
Costco Wholesale Corp
TOP EQUITY HOLDINGS	2.10%
Emerson Electric Co
TOP EQUITY HOLDINGS	2.10%
Alphabet Inc
TOP EQUITY HOLDINGS	1.90%
Ecolab Inc
TOP EQUITY HOLDINGS	1.80%
Intuit Inc
TOP EQUITY HOLDINGS	1.80%